Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure Of Events After Reporting Period [Abstract]
Subsequent Events

28. Subsequent Events

On November 18, 2020, we entered into a 15-year exclusive bancassurance partnership with Asia Commercial Joint Stock Bank ("ACB") effective January 1, 2021. The partnership significantly expands our distribution capabilities and supports our ambition to be a leader in Asia through distribution excellence in higher growth markets. An initial payment of approximately $472 was made in January 2021, based on the contractual terms of the agreement. The initial payment will be capitalized as an intangible asset and will be amortized over the life of the contract based on a units-of-production method.

On December 21, 2020, SLF Inc. announced its intention to redeem all of the outstanding $350 principal amount of Series 2016-1 Subordinated Unsecured 3.10% Fixed/Floating Debentures (the "Debentures") in accordance with the redemption terms attached to the Debentures. The redemption will be funded from existing cash and liquid assets. The Debentures are redeemable at SLF Inc.'s option on or after February 19, 2021 at a redemption price per Debenture equal to the principal amount together with accrued and unpaid interest to the date of the redemption. SLF Inc. intends to redeem the Debentures on February 19, 2021.

On January 5, 2021, we purchased 51% of Crescent Capital Group LP ("Crescent"), a U.S. based global alternative credit investment manager. Crescent will form part of our Asset Management business segment. On January 5, 2021, total cash consideration of $308 cash was paid. The acquisition will extend SLC Management's solutions in alternative credit, which will benefit existing and prospective clients. Crescent minority shareholders also have the option to require us to purchase their shares ("put option") in 2026. We have a call option to acquire the remaining outstanding shares held by these minority shareholders commencing in 2026. The fair value of the put option liability will be accounted for as “other financial liabilities” and any excess over the carrying amounts arising from transactions relating to non-controlling shareholders recorded as a reduction to retained earnings. The agreement also includes contingent payment based on the achievement of certain milestones. Due to the recent close of this transaction, the fair value determination and purchase accounting have not been completed.